Note 15 - Income Tax	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
15.
       Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. Differences result from the following items:

	2019	2018

Income tax expense using combined statutory rate of 26.5% (2018 - 26.5%, 2017 - 26.5%)	$(53,128)	$30,529
Permanent differences	1,566	785
Tax effect of flow through entities	(307)	(491)
Adjustments to tax liabilities for prior periods	(328)	(526)
Non-deductible stock-based compensation	2,153	1,528
Excess tax benefits related to stock-based compensation	(3,672)	(3,968)
Foreign, state and provincial tax rate differential	(2,402)	(2,863)
Settlement of long-term incentive arrangement	83,310	-
Other taxes	(45)	(72)
Provision for income taxes as reported	$27,147	$24,922

Earnings before income tax by jurisdiction comprise the following:

	2019	2018

Canada	$(323,100)	$6,854
United States	122,616	108,348
Total	$(200,484)	$115,202

Income tax expense (recovery) comprises the following:

	2019	2018

Current
Canada	$369	$(554)
United States	33,978	23,615
	34,347	23,061

Deferred
Canada	(1,620)	403
United States	(5,580)	1,458
	(7,200)	1,861

Total	$27,147	$24,922

The significant components of deferred income tax are as follows:

	2019	2018

Deferred income tax assets
Loss carry-forwards	$2,788	$1,567
Expenses not currently deductible	23,283	20,440
Stock-based compensation	749	1,312
Allowance for doubtful accounts	3,860	2,018
Inventory and other reserves	3,024	113
	33,704	25,450

Deferred income tax liabilities
Depreciation and amortization	86,072	29,393
Basis differences of partnerships and other entities	793	166
Prepaid and other expenses deducted for tax purposes	1,276	1,689
	88,141	31,248

Net deferred income tax asset (liability) before valuation allowance	(54,437)	(5,798)
Valuation allowance	965	779

Net deferred income tax asset (liability)	$(55,402)	$(6,577)

The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the
20
year loss carry-forward limitation. Although realization is
not
assured, the Company believes it is more likely than
not
that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2019	2018	2019	2018	2019	2018

Canada	$4,430	$1,638	$-	$-	$4,430	$1,638
United States	18,615	12,562	15,840	10,529	2,775	2,033

These amounts above are available to reduce future federal, state, and provincial income taxes in their respective jurisdictions. Net operating loss carry-forward balances attributable to the United States and Canada expire over the next
6
to
20
years.

Cumulative unremitted earnings of US and foreign subsidiaries approximated
$528,519
as at
December 31, 2019 (
2018
-
$429,173
). Income tax is
not
provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

The gross unrecognized tax benefits are
$148
(
2018
-
$148
). Of this balance,
$148
(
2018
-
$148
) would affect the Company’s effective tax rate if recognized. For the year ended
December 31, 2019,
there was
no
adjustment to interest and penalties related to provisions for income tax (
2018
-
nil
). As at
December 31, 2019,
the Company had accrued
$38
(
2018
-
$38
) for potential income tax related interest and penalties.

The Company’s significant tax jurisdictions include the United States and Canada. The number of years with open tax audits varies depending on the tax jurisdictions. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three
to
four
years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three
to
five
years.

The Company does
not
currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may
differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may
affect its current estimates.